Shareholders' Equity (Details 2) (USD $) In Thousands, unless otherwise specified					3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 AIG	Dec. 31, 2012 AIG	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2012 AIG Paid-in capital item	Dec. 31, 2012 AIG Retained earnings item
Paid-in Capital
Compensation expenses, debt issue costs and other expenses					$ 647	$ 2,636	$ (8,000)	$ 2,825
Number of corporate aircraft									1	2
Corporate aircraft contributed by AIG, net of tax						16,690
Taxes on aircraft contribution from AIG						9,211
Corporate aircraft transferred to AIG, net of tax						25,379
Corporate aircraft transferred to AIG, tax						11,866
Adjustment for forfeited pension benefits							8,000
Accumulated other comprehensive (loss) income
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax		(12,931)		(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax		440		127
Total accumulated other comprehensive (loss) income	(10,029)	(12,491)	(19,901)	(19,637)
Cumulative unrealized (loss) gain related to cash flow hedges, tax effect		7,054		10,642
Cumulative unrealized gain related to securities available for sale, tax effect		$ 240		$ 68